RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
STOCKHOLDERS' EQUITY
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 598,042,000and 8,000,000 shares issued and outstanding, respectively	$ 598,042	$ 598,042	$ 8,000
Additional paid-in capital	9,456,175	9,451,675	$ 1,704,943
Subscription receivable	(317,000)	(317,000)
Scenario, Previously Reported [Member]
STOCKHOLDERS' EQUITY
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 598,042,000and 8,000,000 shares issued and outstanding, respectively	531,042	531,042
Additional paid-in capital	9,206,175	9,201,675
Subscription receivable	0	0
Scenario, Adjustment [Member]
STOCKHOLDERS' EQUITY
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 598,042,000and 8,000,000 shares issued and outstanding, respectively	67,000	67,000
Additional paid-in capital	250,000	250,000
Subscription receivable	$ (317,000)	$ (317,000)